Long-term debt: (Detail Textuals 1)		1 Months Ended
	Nov. 06, 2017 CAD ($)	Nov. 17, 2017 $ / shares shares	Jul. 18, 2011 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Amount borrowed for settlement of existing long-term debt				$ 0	$ 71,064,176
Dena Bank loan
Disclosure of detailed information about borrowings [line items]
Amount borrowed for settlement of existing long-term debt				$ 0	$ 918,567
Dena Bank loan | Apicore
Disclosure of detailed information about borrowings [line items]
Description of variable rate basis		LIBOR
Basis spread on variable rate		4.00%
Number of equity shares pledge against loan | shares		778,440
Par value of equity shares pledged | $ / shares		$ 0.15
Percentage of interest rates				9.00%	9.00%
Manitoba Industrial Opportunities Program loan
Disclosure of detailed information about borrowings [line items]
Percentage of interest rates				7.00%	7.00%	7.00%
Amount borrowed for settlement of existing long-term debt			$ 5,000,000	$ 0	$ 2,615,844
Percentage of interest rates			5.25%
Period for which only interest repaid			24 months
Additional period received for principal repayment of loan			2 year
Number of common shares issued in consideration for guarantee | shares			1,333,333
Fair value of common shares issued			$ 371,834
Share issue cost			$ 28,166
Write-off of unamortized debt issuance cost	$ 4,627